CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	8,221,678
Preferred stock, issued		0	8,221,678
Preferred stock, outstanding		0	8,221,678
Liquidation preference		$ 0	$ 31,959,545
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	6,500,000
Common stock, issued	5,871,002	5,871,002	518,908
Common stock, outstanding	5,871,002	5,871,002	518,908